Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,262,134	1,464,791	200,676
Operating lease liabilities, current	653,529	640,245	87,713
Operating lease liabilities, non-current	568,039	780,036	106,864
Total operating lease liabilities	1,221,568	1,420,281	194,577
Weighted average remaining lease term	2.56 years	3.09 years	3.09 years
Weighted average discount rate	8.1%	8.7%	8.7%

Summary Lease, Cost

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	1,040,862	887,006	817,017	111,931
Short-term lease cost	11,219	8,285	9,384	1,286
Variable lease cost	14,896	7,073	-	-
Total	1,066,977	902,364	826,401	113,217
Cash paid for operating leases	1,046,689	904,637	827,128	113,316
Right-of-use assets obtained in exchange for operating lease liabilities	393,755	537,700	600,265	82,236

Summary of Maturity of Operating Lease Liabilities

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2024 is as follows:

	As of December 31, 2024
	RMB	US$
	(in thousands)
2025	729,015	99,875
2026	414,291	56,758
2027	226,966	31,094
2028	142,138	19,473
2029	64,983	8,903
Thereafter	22,069	3,022
Total future lease payments	1,599,462	219,125
Less: imputed interest	(179,181)	(24,548)
Total operating lease liabilities	1,420,281	194,577